2. Liquidity and Financial Condition (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Liquidity And Financial Condition
Net loss	$ (8,203,000)	$ 3,735,000
Accumulated deficit	(142,213,000)	(134,010,000)
Working capital	$ 7,066,000	$ 1,970,000